SCHEDULE OF REVENUES BY CONCENTRATION OF RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue	$ 3,239	$ 8,137
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Tapaszto Optic Ltd [Member]
Concentration Risk [Line Items]
Revenue		$ 1,049
Concentration risk percentage		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Infar International Pte Ltd [Member]
Concentration Risk [Line Items]
Revenue		$ 6,833
Concentration risk percentage		84.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cross Optical [Member]
Concentration Risk [Line Items]
Revenue		$ 255
Concentration risk percentage		3.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Simson Trading Sdn Bhd [Member]
Concentration Risk [Line Items]
Revenue	$ 3,239
Concentration risk percentage
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Revenue	$ 3,239	$ 8,137
Concentration risk percentage	100.00%	100.00%